Leases (Details) - Schedule of Balance Sheet Information Related to the Operating Lease - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating lease assets:
Operating lease right-of-use asset – related party	$ 814,717	$ 1,826,578
Operating lease right-of-use asset – third-party	1,204,583	1,562,958
Total operating lease assets	2,019,300	3,389,536
Operating lease obligations:
Operating lease liabilities – related party	814,717	1,822,356
Operating lease liabilities – third-party	1,160,507	1,456,311
Total operating lease obligations	1,975,224	3,278,667
Current operating lease liabilities	942,989	1,179,237
Non-current operating lease liabilities	1,032,235	2,099,430
Total operating lease obligations	$ 1,975,224	$ 3,278,667